MINERAL RIGHTS (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			84 Months Ended	87 Months Ended			3 Months Ended			12 Months Ended				12 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Sep. 30, 2012	May 31, 2011	Jul. 31, 2010	Sep. 30, 2012 Maricunga [Member]	Sep. 30, 2011 Maricunga [Member]	May 31, 2011 Maricunga [Member]	Jun. 30, 2012 Maricunga [Member]	Jun. 30, 2011 Maricunga [Member] acre	Jun. 02, 2011 Maricunga [Member]	May 20, 2011 Maricunga [Member]	Jun. 30, 2012 Noto [Member]	Jun. 30, 2010 Noto [Member] acre	Mar. 12, 2010 Noto [Member]	Dec. 31, 2010 Alfredo [Member]	Mar. 30, 2011 Alfredo [Member]	Jun. 30, 2011 Alfredo [Member]	Jun. 30, 2010 Alfredo [Member] acre	Jun. 30, 2011 Peru [Member]	Jun. 30, 2010 Peru [Member]	Jun. 30, 2010 Nevada 2010 Impairment [Member]	Jan. 31, 2011 Puna Lithium 2010 Impairment [Member]	Nov. 24, 2010 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2011 Puna Lithium 2010 Impairment [Member]	Jun. 30, 2010 Puna Lithium 2010 Impairment [Member] acre	Jun. 30, 2012 Minera Li [Member]	Jun. 30, 2012 Non-Controlling Interest [Member]
Long-term deposit														$ 250,000
Area Covered Under Mineral Rights Agreement														3,553				2,995
Percentage of voting interests acquired								60.00%				60.00%				60.00%			100.00%						100.00%					85.00%
Payments For Exchange Of Stock, Cash					200,000				100,000			6,370,000			6,000,000	6,370,000		300,000
Stock issued for acquisition of mineral rights				3,900,000	3,640,000							31,875,000		31,875,000								3,900,000
Stock issued for acquisition of mineral rights, shares												127,500,000		127,500,000								10,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs														120,000
Percentage of assets recorded based on purchase price	100.00%												100.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										40.00%				40.00%
Non-controlling interests	22,976,145		23,120,593	25,496,000		23,120,593	22,976,145			144,448				25,496,000
Agreed upon payments for preservation and exploration expenses			6,975,136																												4,185,083	2,790,053
Payments for preservation and exploration expenses			5,938,517							352,921	0		2,375,407
Future development expenditure for preservation and exploration expenses			200,000,000							200,000,000
Mineral rights impairment expense			300,000	4,120,000		9,138,785	9,138,785										300,000					4,070,000		50,000						742,178
Percentage of owned share capital																							100.00%
Area of mining tenements																							6,669							70,000
Price of stock issued in Business Acquisition																						$ 0.39
Acquisition of mineral rights				6,550,000		7,968,785	7,968,785
Scheduled Payments To Be Made Under Option Agreement																				360,000
Payments to option agreement																				80,000
Amount required to be paid per option agreement																										100,000
Accrued expenses	529,511		994,827	433,028		994,827	529,511																							765,000
Amount Of Additional Consideration To Be Paid Under Option Agreement																						5,500,000
Stock Issued Under Settlement and Release Agreement, Value																												192,500
Gain (Loss) Related to Litigation Settlement																													422,500
Price per share of stock issued on February for Lacus settlement				0.385																								0.385
Stock issued for settlement with Puna Lithium				1,920,000
Common Stock Issued Under Settlement and Release Agreement, Value																													1,920,000
Common Stock Issued Under Settlement and Release Agreement, Shares																												500,000	6,000,000
Cash Payment Made Under Settlement and Release Agreement				150,000																							150,000
Stock Option Exercise Price Value																					$ 4,860,000
Lithium Metal Aggregate Exploitation Permitted, tons	100,000		100,000
Lithium Carbonate Aggregate Exploitation Permitted, tons	530,000		530,000